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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from

November 22, 2006 to December 20, 2006

Commission File Number of issuing entity:           333-122288-04

CIT Equipment Collateral 2006-VT2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:                000-30501

CIT Funding Company, LLC
(Exact name of registrant/depositor as specified in its charter)

CIT Financial USA, Inc.
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3634034
(I.R.S. Employer Identification No.)
c/o The Bank of New York (Delaware)
100 White Clay Center, Suite 273
Post Office Box 6995
Newark, Delaware	19711
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 283-8905
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Exhibit Index Appears on Page 4.

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b)

Class A-1	[____]	[____]	[ X ]
Class A-2	[____]	[____]	[ X ]
Class A-3	[____]	[____]	[ X ]
Class A-4	[____]	[____]	[ X ]
Class B	[____]	[____]	[ X ]
Class C	[____]	[____]	[ X ]
Class D	[____]	[____]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: X No: ____

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The responses to Item 1 are set forth in part herein and in part in the monthly servicer’s report, attached hereto as Exhibit 99.1 (the “Monthly Servicer’s Report”).

CIT Funding Company, LLC (the “Depositor” or “registrant”) has registered $4,000,000,000 in receivable-backed notes on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Act”), by a Registration Statement on Form S-3 (File No. 333-122288).

On November 22, 2006, pursuant to the Pooling and Servicing Agreement dated as of October 1, 2006 among CIT Equipment Collateral 2006-VT2, as Trust (the “Issuing Entity”), the Depositor and CIT Financial USA, Inc., as Servicer (the “Pooling and Servicing Agreement”), the Depositor caused the Issuing Entity to issue $741,874,116 in aggregate principal amount of Receivable-Backed Notes (collectively, the “Notes”). Terms defined in the Pooling and Servicing Agreement and used, but not otherwise defined, in this report on Form 10-D, the Monthly Servicer’s Report described below or the Officer’s Certificate described below shall have those meanings assigned to such terms in the Pooling and Servicing Agreement.

The Notes were issued pursuant to an Indenture dated as of October 1, 2006 between the Issuing Entity and Deutsche Bank Trust Company Americas, as Indenture Trustee.

The Pooling and Servicing Agreement and the Indenture were previously filed with the Securities and Exchange Commission (the “Commission”) with respect to the registrant pursuant to Form 8-K and Item 601 of Regulation S-K (17 CFR 229.601) and in a report on Form 8-K with respect to the Issuing Entity, in each case, on November 28, 2006.

On December 20, 2006, a distribution was made by the Indenture Trustee (on behalf of the Issuing Entity) to the holders of the Notes pursuant to the Pooling and Servicing Agreement.

This report on Form 10-D is being filed to provide information regarding such distribution. Please see Item 9(b), Exhibit 99.1, the Monthly Servicer’s Report relating to such distribution, attached hereto for the distribution and pool data information relating to the distribution and the distribution period covered by this report on Form 10-D. Please see also Item 9(b), Exhibit 99.2, the Officer’s Certificate, attached hereto that contains a certification by a Servicing Officer of the accuracy of the Monthly Servicer’s Report relating to such distribution.

In connection with such distribution, please note that Collections during the distribution period included (i) $5,035,262.33 paid under §7.06 of the Pooling and Servicing Agreement to repurchase Contracts that were Ineligible Contracts (all of such Contracts were Delinquent Contracts more than 60 days past due); and (ii) $4,586,766.81 in Contract Prepayments.

In addition, please see the Pooling and Servicing Agreement, the Indenture and the Prospectus Supplement, dated November 13, 2006, previously filed with the Commission with respect to the registrant pursuant to Rule 424(b)(5) of the Act and with respect to the Issuing Entity, in each case, on November 21, 2006 for introductory and explanatory information about the material terms, the transaction parties, the Notes and the assets of the Issuing Entity securing the Notes, calculation formulae and further information relating to the distribution and the distribution period covered by this report on Form 10-D.

PART II – OTHER INFORMATION

Item 9. Exhibits.

(a)      The following is a list of documents filed as part of this report on Form 10-D:

Exhibit 99.1	Monthly Servicer’s Report.

Exhibit 99.2	Officer’s Certificate.

(b)	The Exhibits required to be filed pursuant to Form 10-D and Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Issuing Entity has duly caused this report to be signed by the Servicer on its behalf by the undersigned thereunto duly authorized.

CIT EQUIPMENT COLLATERAL 2006-VT2
(Issuing entity)

Date: December 27, 2006	BY:	CIT Financial USA, Inc., as Servicer
(Servicer)

/s/ Mark A. Carlson
BY:
(Servicer)
		Name:	Mark A. Carlson
		Title:	Senior Vice President – Corporate Treasury

EXHIBIT INDEX:

Exhibit Number:	Description of Document:

99.1	Monthly Servicer’s Report distributed to holders of the Notes relating to the December 20, 2006 distribution.

99.2	Officer’s Certificate provided to holders of the Notes in
connection with the December 20, 2006 distribution.